Contents of Significant Accounts - Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries	$ 20,389	$ 21,658
Deductible temporary differences for which no deferred income tax assets have been recognized	$ 3,410	$ 3,001
USJC [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	27.70%
Accounting profit	$ 3,408
UMC KOREA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	3.55%
Accounting profit	$ 2
UME BV [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	20.12%
Accounting profit	$ 10